ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Financing Receivables [Text Block]

NOTE 3.  ACCOUNTS RECEIVABLE

Our receivables consisted of the following:

	December 31,
	2015	2014
Accounts receivable	$133,692	$18,319
Less: Allowance for doubtful accounts	(9,139)	--
Total	$124,553	$18,319

Future minimum lease payments due us consist of:

Year ending December 31
2016	$110,536
2017	112,753
2018	115,008
2019	117,308
2020	119,655
Thereafter	126,548
Total	$701,808